Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
Value of Initial Fixed $100 Investment
			Average	Average	Based On:
	Summary	Compensation	Summary	Compensation		Peer Group		Company-
	Compensation	Actually	Compensation	Actually	Total	Total		Selected
	Table Total	Paid	Table Total	Paid	Shareholder	Shareholder	Net	Measure:
Year(1)	for PEO(2)	for PEO(3)	for Non-PEO NEOs(2)	for Non-PEO NEOs(3)	Return(4)	Return(4)(5)	Income(6)	Revenue(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$0.25	-$57,381,522	$5,150,754	-$3,740,632	$48	$88	-$172,311,000	$424,336,000
2022	$18,497,700	$146,863,881	$3,988,452	$26,994,647	$62	$105	-$155,138,000	$252,653,000

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote [Text Block]	During fiscal years 2022 and 2023, our principal executive officer (“PEO”) and non-PEO NEOs were as follows:

Year	PEO (CEO)	Non-PEO NEOs
2023	Sytse Sijbrandij	Michael McBride, Brian Robins, Robin Schulman, Eric Johnson
2022	Sytse Sijbrandij	Michael McBride, Eric Johnson

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the S&P Information Technology Sector index.
PEO Total Compensation Amount	$ 0.25	$ 18,497,700
PEO Actually Paid Compensation Amount	$ (57,381,522)	146,863,881
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid” to each such person:

PEO
			2022	2023
	Summary Compensation Table - Total Compensation	(a)	$18,497,700	$0
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$18,497,700	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$146,863,881	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	-$48,455,381
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$0	-$8,926,141
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid		$146,863,881	-$57,381,522

Non-PEO NEO Average
			2022	2023
	Summary Compensation Table - Total Compensation	(a)	$3,988,452	$5,150,754
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$3,167,789	$4,609,377
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$15,607,245	$4,084,971
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$4,995,031	-$3,804,807
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$423,846
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$5,571,708	-$1,828,444
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$3,157,574
=	Compensation Actually Paid		$26,994,647	-$3,740,632
	No dividends were paid during fiscal years 2022 and 2023 and GitLab does not maintain any pension plans, so there was no change in pension values during fiscal years 2022 and 2023.
Non-PEO NEO Average Total Compensation Amount	$ 5,150,754	3,988,452
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,740,632)	26,994,647
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs in each respective year. The dollar amounts do not reflect the actual amount of compensation earned or received during the applicable fiscal year. There are no material differences between the assumptions used to compute the valuation of the equity awards for calculating the compensation actually paid from the assumptions used to compute the valuation of such equity awards as of the grant date. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for each year to determine the “compensation actually paid” to each such person:

PEO
			2022	2023
	Summary Compensation Table - Total Compensation	(a)	$18,497,700	$0
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$18,497,700	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$146,863,881	$0
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	-$48,455,381
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$0	-$8,926,141
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0
=	Compensation Actually Paid		$146,863,881	-$57,381,522

Non-PEO NEO Average
			2022	2023
	Summary Compensation Table - Total Compensation	(a)	$3,988,452	$5,150,754
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$3,167,789	$4,609,377
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$15,607,245	$4,084,971
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$4,995,031	-$3,804,807
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$423,846
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$5,571,708	-$1,828,444
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$3,157,574
=	Compensation Actually Paid		$26,994,647	-$3,740,632
	No dividends were paid during fiscal years 2022 and 2023 and GitLab does not maintain any pension plans, so there was no change in pension values during fiscal years 2022 and 2023.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our TSR for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Net Income [Text Block]	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our net income for the period presented in the Pay-Versus-Performance table.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graph illustrates the relationship between compensation actually paid to our PEO and our non-PEO NEOs and our revenue for the period presented in the Pay-Versus-Performance table.
Tabular List [Table Text Block]

Company Performance Metrics
Revenue
Net Annualized Recurring Revenue
Non-GAAP Operating Income
Stock Price Hurdles

Total Shareholder Return Amount	$ 48	62
Peer Group Total Shareholder Return Amount	88	105
Net Income (Loss)	$ (172,311,000)	$ (155,138,000)
Company Selected Measure Amount	424,336,000	252,653,000
PEO Name	Sytse Sijbrandij	Sytse Sijbrandij
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported in columns (b) and (d) are the amounts reported for our PEO and the average of our non-PEO NEOs, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table.Company and Peer Group total shareholder return assume a $100 investment based on closing prices on October 13, 2021 (the date of our initial public offering) through the end of the listed fiscal year, assuming reinvestment of dividends, where applicable.Represents GitLab’s Net Loss Attributable to GitLab, as reported in GitLab’s audited financial statements for the applicable fiscal year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	The Company-Selected Metric is Total Revenue, as reported in GitLab’s audited financial statements for the applicable fiscal year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Annualized Recurring Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Hurdles
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 18,497,700
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	146,863,881
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,455,381)	0
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,926,141)	0
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,609,377	3,167,789
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,084,971	15,607,245
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,804,807)	4,995,031
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	423,846	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,828,444)	5,571,708
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,157,574	$ 0